SHAREHOLDERS’ EQUITY/DEFICIT	12 Months Ended
Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY/DEFICIT

NOTE J - STOCKHOLDERS’ EQUITY

As of and for the years ended December 31, 2023 and 2022, the Company had authorized 10,000,000 shares $1.00 par value preferred stock, none of which to date have been designated nor any issued.

As of and for the years ended December 31, 2023 and 2022, the Company had authorized 100,000,000 shares $0.001 par value common stock, which as of December 31, 2023 and 2022 the Company had 86,154,818 and 63,151,000 shares of common stock outstanding, respectively.

Amendment to Articles of Incorporation

In March 2023, the Company amended its Articles of Incorporation. Prior to this amendment, the Company had two classes of common shares outstanding. The Class A shares of common stock and the Class B shares of common stock. The only difference to the shares was that the Class A shares had the right to vote on all matters while the Class B shares could only vote on those matters required under the laws of the State of Wyoming. The March 2023 amendment to its Articles of Incorporation removed the two classes and combined all shares of common stock as one class. The Company treated this change as if it occurred at the inception of the Company and all amounts and shares included herein these financial statements are shown only as one class of common stock.

2023 Activity

During the year ended December 31, 2023, the Company issued 16,012,750 shares in connection with the DM Lab transaction (see Note C) and sold 2,283,105 shares of common stock at $2.19 per share for an aggregate purchase price of $5,000,000 as working capital financing.

During the year ended December 31, 2023, the Company also issued compensatory options and warrants to acquire a total of 8,290,000 shares and 3,000,000 shares of its common stock, respectively (see Note K).

Additionally, the Company received proceeds of $75,000 from the exercise of options and warrants to acquire 750,000 shares of common stock, of which $40,000 were from the settlement of outstanding accounts payable to the warrant holder. The Company was able to satisfy $432,963 of accounts payable and loans payable through the issuance of 882,963 shares of common stock. The Company also issued 3,075,000 shares of common stock upon the conversion of convertible notes (Note I).

2022 Activity

In the year ended December 31, 2022, the Company received proceeds of $35,000 from the exercise of options and warrants to acquire 350,000 shares of common stock of the Company.

In the year ended December 31, 2022, the Company was able to satisfy $586,000 of accounts payable through the issuance of 2,431,000 shares of common stock. The Company recorded a gain on extinguishment of $548,563, which is included in other income on the consolidated statement of operations.

In the year ended December 31, 2022, a previously issued warrant to acquire 1,000,000 shares of common stock was exercised with the exercise price paid in services rendered to the Company for $100,000 (see note below).

Equity Compensation Plans

In May 2021, the Company adopted the 2021 Incentive Stock Option Plan (“Option Plan”) that entails provides for the grant of the following types of Stock Awards: (i) Incentive Stock Options, (ii) Non-statutory Stock Options, (iii) Stock Appreciation Rights, (iv) Restricted Stock Awards, (v) Restricted Stock Unit Awards and (vi) Other Stock Awards. The Option Plan is administered by the Board of Directors. The Board may designate such authority to a committee of its discretion. The Option Plan awards are available to all employees, members of the board of directors and consultants. The Option grants authorized for issuance under the Plan may total exercise into 10,000,000 shares of Common Stock. In the event of a termination or cancellation of an unused option grant, those shares revert to the Option Plan.

DHC Acquisition Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY/DEFICIT

NOTE 8. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2023 and 2022, there were no preference shares issued or outstanding.

Class A Ordinary Shares—The Company is authorized to issue 500,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2023 and 2022, there were 2,057,453 and 30,945,072 shares of Class A ordinary shares subject to possible redemption, respectively, which are presented as temporary equity.

Class B Ordinary Shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to one vote for each share. At December 31, 2023 and 2022, there were 7,736,268 shares of Class B ordinary shares issued and outstanding.

Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law; provided that only holders of Class B ordinary shares have the right to vote on the appointment of directors prior to the Company’s initial Business Combination. The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 20% of the sum of all ordinary shares issued and outstanding upon completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).